Cover	Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Form 8-K/A
Document Period End Date	Mar. 31, 2023
Entity File Number	000-55666
Entity Registrant Name	GUSHEN, INC.
Entity Central Index Key	0001639327
Entity Tax Identification Number	47-3413138
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1312-13, 4th Floor
Entity Address, Address Line Two	Building No. 2, 1 Hangfeng Rd
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070
City Area Code	+86
Local Phone Number	139-4977-8662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 513, 5th Floor
Entity Address, Address Line Two	No. 5 Haiying Road
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN